Earnings per share - Summary Of Earnings Per Share (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) ₩ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 KRW (₩) ₩ / shares shares	Dec. 31, 2020 KRW (₩) ₩ / shares shares
Basic earnings per share [abstract]
Net income attributable to common shareholders	₩ 3,186,772	$ 2,528,783	₩ 2,542,844	₩ 1,307,266
Dividends to hybrid securities | ₩	(91,756)		(66,250)	(48,915)
Net income attributable to common shareholders | ₩	₩ 3,095,016		₩ 2,476,594	₩ 1,258,351
Weighted average number of common shares outstanding | shares	727,716,558	727,716,558	724,417,375	722,000,000
Basic EPS (Unit: Korean Won) | ₩ / shares	₩ 4,251		₩ 3,419	₩ 1,742
Diluted EPS (Unit: Korean Won) | ₩ / shares	₩ 4,251		₩ 3,419	₩ 1,742